November 28, 2007 091-02321

For Internal Use Only
Sec File No. 9-

RECEIVED
2007 NOV 30 AM 12: 17
SEC / MR

Submit 1 Original
and 9 Copies

OMB APPROVAL
3235-0504
July 31, 2004

07082566

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
The NASDAQ Stock Market LLC (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation
3. Class of New Derivative Securities Product:
Index Linked Note
4. Name of Underlying Instrument:
Merrill Lynch Factor Model
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
HFB
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Listed on: NASDAQ, Amex, Bangkok, Budapest, Jakarta, Johannesburg, Manila, Mexico City, Prague, Tel Aviv, Copenhagen, Dublin, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Frankfurt, Helsinki, Hong Kong, Istanbul, London, Mercado Continuo Espanol, Milan, JASDAQ, NYSE, Osaka, Oslo, Singapore, Stockholm, SWX Swiss Exchange, Sydney, Tokyo, Vienna, Swiss Virt-x
8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

PROCESSED
DEC 19 2007
THOMSON FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Gary N. Sundick

Title:
Vice President, Listing Qualifications

Telephone Number:
301 978-5214

Manual Signature of Official Responsible for Form:
Gary N. Sundick

Date: **November 28, 2007**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 30 2007

SEC 2449 (6-01)

END